Acquirers Small and Micro Deep Value ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 4.2%
AMC Networks, Inc. - Class A (a)	35,316	$233,439
IDT Corporation - Class B	5,033	309,983
Playtika Holding Corporation	63,410	300,563
Thryv Holdings, Inc. (a)	16,817	223,666
		1,067,651

Consumer Discretionary - 25.2%(b)
Buckle, Inc.	6,512	277,476
Build-A-Bear Workshop, Inc.	6,812	347,684
Carter's, Inc.	6,219	195,090
Century Communities, Inc.	3,687	191,245
Cricut, Inc. - Class A	47,440	287,486
Ethan Allen Interiors, Inc.	9,223	240,997
G-III Apparel Group, Ltd. (a)	9,705	281,930
Hovnanian Enterprises, Inc. - Class A (a)	2,383	215,137
JAKKS Pacific, Inc.	10,341	208,164
Malibu Boats, Inc. - Class A (a)	8,605	259,355
MasterCraft Boat Holdings, Inc. (a)	14,698	250,013
Movado Group, Inc.	14,439	233,912
Nathan's Famous, Inc.	2,698	288,632
Papa John's International, Inc.	5,686	257,291
Perdoceo Education Corporation	10,345	352,144
Signet Jewelers, Ltd.	4,380	291,577
Smith & Wesson Brands, Inc.	26,738	254,546
Steven Madden, Ltd.	10,159	250,419
Sturm Ruger & Company, Inc.	6,452	233,562
Target Hospitality Corporation (a)	42,521	310,829
Upbound Group, Inc.	10,249	235,112
Winmark Corporation	796	338,157
Winnebago Industries, Inc.	7,315	248,198
XPEL, Inc. (a)	7,880	283,444
		6,332,400

Consumer Staples - 6.9%
Herbalife, Ltd. (a)	30,163	235,573
Ingles Markets, Inc. - Class A	4,128	257,174
John B Sanfilippo & Son, Inc.	3,609	224,263
Medifast, Inc. (a)	17,732	249,489
MGP Ingredients, Inc.	8,605	253,159
Olaplex Holdings, Inc. (a)	189,758	250,481
USANA Health Sciences, Inc. (a)	9,311	278,120
		1,748,259

Energy - 13.9%
Amplify Energy Corporation (a)	67,807	194,606
Ardmore Shipping Corporation	25,402	244,113
Berry Corporation	76,131	181,953
Dorian LPG, Ltd.	11,041	236,388
FutureFuel Corporation	61,271	242,020
Geopark, Ltd.	32,852	206,311
Gran Tierra Energy, Inc. (a)	51,059	243,551
International Seaways, Inc.	7,523	278,727
Natural Resource Partners LP	2,332	228,536
Peabody Energy Corporation	18,163	239,025
Riley Exploration Permian, Inc.	8,536	219,034
SandRidge Energy, Inc.	22,423	219,970
Scorpio Tankers, Inc.	6,413	254,853
Teekay Tankers, Ltd. – Class A	6,610	292,096
TORM PLC - Class A	13,880	221,802
		3,502,985

Financials - 9.0%
Acadian Asset Management, Inc.	9,960	299,896
Diamond Hill Investment Group, Inc.	1,770	250,030
Donnelley Financial Solutions, Inc. (a)	5,706	310,863
International General Insurance Holdings, Ltd.	9,694	226,258
Open Lending Corporation (a)	78,119	139,833
PROG Holdings, Inc.	9,352	269,618
Regional Management Corporation	8,245	218,080
Rocket Cos., Inc. - Class A	18,021	229,768
World Acceptance Corporation (a)	2,028	313,285
		2,257,631

Health Care - 8.1%
AMN Healthcare Services, Inc. (a)	10,560	222,922
Amphastar Pharmaceuticals, Inc. (a)	8,988	231,081
Cross Country Healthcare, Inc. (a)	17,020	224,324
Inmode, Ltd. (a)	13,649	200,094
Innoviva, Inc. (a)	14,724	288,149
Ironwood Pharmaceuticals, Inc. (a)	180,338	108,040
National Research Corporation	17,609	237,898
SIGA Technologies, Inc.	45,325	271,043
Utah Medical Products, Inc.	4,476	246,538
		2,030,089

Industrials - 18.1%
BlueLinx Holdings, Inc. (a)	3,162	211,601
Danaos Corporation	3,128	266,819
Genco Shipping & Trading, Ltd.	18,642	246,820
Global Industrial Company	11,367	296,110
Global Ship Lease, Inc. - Class A	10,904	270,964
Heidrick & Struggles International, Inc.	6,007	262,266
Hudson Technologies, Inc. (a)	41,346	295,624
IBEX Holdings, Ltd. (a)	10,082	290,261
Insteel Industries, Inc.	9,321	326,422
Janus International Group, Inc. (a)	32,025	261,644
Kforce, Inc.	5,251	214,241
Lindsay Corporation	2,003	279,218
RCM Technologies, Inc. (a)	16,795	384,438
Resources Connection, Inc.	37,559	195,870
Safe Bulkers, Inc.	67,988	258,354
Star Bulk Carriers Corporation	15,336	253,197
Universal Logistics Holdings, Inc.	9,606	231,120
		4,544,969

Information Technology - 7.5%
Axcelis Technologies, Inc. (a)	4,549	256,291
Consensus Cloud Solutions, Inc. (a)	10,752	236,221
CPI Card Group, Inc. (a)	8,649	192,527
Hackett Group, Inc.	8,913	218,547
Ituran Location and Control, Ltd.	6,876	261,872
NVE Corporation	3,853	274,180
Photronics, Inc. (a)	12,103	202,241
Teradata Corporation (a)	11,104	243,844
		1,885,723

Materials - 5.9%
Alpha Metallurgical Resources, Inc. (a)	2,033	227,777
CVR Partners LP	3,373	279,116
Ferroglobe PLC	66,564	241,627
Mesabi Trust	9,345	234,560
Olympic Steel, Inc.	7,986	236,785
Ramaco Resources, Inc. – Class A	28,928	261,509
Ramaco Resources, Inc. - Class B	267	1,989
		1,483,363

Real Estate - 0.9%
RMR Group, Inc. - Class A	15,055	227,331
TOTAL COMMON STOCKS (Cost $29,448,331)		25,080,401

CONTINGENT VALUE RIGHTS - 0.0%(c)	Shares	Value
Materials - 0.0%(c)
Resolute Forrest Products (a)(d)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)		171

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (e)	53,005	53,005
TOTAL SHORT-TERM INVESTMENTS (Cost $53,005)		53,005

TOTAL INVESTMENTS - 99.9% (Cost $29,547,404)		25,133,577
Other Assets in Excess of Liabilities - 0.1%		20,077
TOTAL NET ASSETS - 100.0%		$25,153,654
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of May 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Acquirers Small and Micro Deep Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	25,080,401	–	–	25,080,401
Contingent Value Rights	–	–	171	171
Money Market Funds	53,005	–	–	53,005
Total Investments	25,133,406	–	171	25,133,577

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Fair valuation inputs and a Level 3 reconciliation of investments are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.